Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Summary of short term investments
a.    Short-term investments

	2022	2021
Securities (a)	45,544	151,866
Investments held in trust account (b)	240,311	—
Short-term investments	285,855	151,866
(a)Securities are liquid investment funds, with portfolios made of term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in trust account are investments received through the IPO transaction of PLAO. These funds are restricted and may only be used for purposes of completing an initial business combination or redemption of public shares. These securities are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”). The investments held in the trust account are comprised of U.S. government securities.

Summary of long term investments
b.    Long-term investments

	2022	2021
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	14,777	9,076
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (b)	9,463	—
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (c)	4,427	—
Patria Infra Energia Core FIP EM Infraestrutura	4,184	5,085
Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios	—	1,765
Patria Brazil Real Estate Fund II, L.P. (d)	247	768
PBPE Fund III (Ontario), L.P. (d)	15	28
Other investments	2,144	1,556
Long-term investments	35,257	18,278
Investments in securities are expected to be maintained until the investment funds' respective termination dates and are measured at FVTPL. As of December 31, 2022, the Group's ownership interest in each of these investments (excluding interest owned indirectly through investment funds in note (a) and (b) below) range from 0.00006% to 13.2%. (December 31, 2021: 0.00006% to 4.45%)

(a)Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia is a fully owned investment fund that solely includes a late-stage venture capital investment as part of the Group’s growth equity strategy. As of December 31, 2022, an investment interest of 22.1% (December 31, 2021: 22.1%) is owned in Startse Informações e Sistemas S/A (“Startse”), an entity in Brazil providing an education platform and a crowdfunding platform for startups. The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9.

(b)As part of the new investment fund launched in partnership with the Group’s associate, Kamaroopin, the Group committed capital of 64% of KMP Growth Fund II. As of December 31, 2022, KMP Growth Fund II held a 10% interest in one portfolio company, Dr. Consulta Clinica Medica Ltda., a Brazil-based healthcare technology company.

(c)An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (13.2% of the net asset value as of December 31, 2022), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.
(d)These investments are subject to a participating share held by a related party in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd. that gives it the right to all returns in the related asset. Consequently, the Group has recorded a liability in the same amount (see note 17c).

(e)Following is the breakdown of long-term investments by region:

	2022	2021

Brazil	33,490	16,550
Other	1,767	1,728
Balance	35,257	18,278

Summary of long-term investments by region	Following is the breakdown of long-term investments by region:

	2022	2021

Brazil	33,490	16,550
Other	1,767	1,728
Balance	35,257	18,278

Summary of investments in associates

	Kamaroopin Gestora de Recursos Ltda	Hanuman GP Cayman, LLC	Uliving Holding S.A (c)	Total
Country of incorporation	BR	KY	BR

Equity	(1)	(2)	859	856
Goodwill (a)	476	4,318	—	4,794
Non-contractual customer relationships (b)	4,221	94	—	4,315
Non-contractual customer relationships amortization*	(2,070)	(45)	—	(2,115)
Brand (b)	363	—	—	363
Brand amortization*	(35)	—	—	(35)
	2,954	4,365	859	8,178
Share of profits or (losses) from associates*	49	(125)	(125)	(201)

Total carrying amount as of December 31, 2022	3,003	4,240	734	7,977
*Amortization on identifiable intangible assets acquired from investments with significant influence are included in share of equity-accounted earnings in the consolidated income statement.
"BR" Brazil, "KY" Cayman Islands

Share of equity-accounted earnings
2022
Non-contractual customer relationships amortization	(2,115)
Brand amortization	(35)
Share of profits or (losses) from associates	(201)
Total	(2,351)

Summary of the Inputs to determine value in use

Inputs to determine fair value of Goodwill
Forecast period	February 1, 2022 - December 31, 2031
Annual inflation rate – Brazil	3.2% - 5.4%
Annual inflation rate – United States of America	2.0% - 2.1%
Discount rate	15.9%- 18.9%

2022 - Inputs to Moneda impairment test
Forecast period	January 1, 2023 - December 31, 2028
Annual inflation rate – Chile	3%
Annual inflation rate – United States of America	2%
USD/CLP average exchange rate	815 – 830
Discount rate	12.1% - 13.7%
Tax rate	27% to 35%

2021 - Inputs to determine fair value of Moneda goodwill on acquisition
Forecast period	January 1, 2022 - December 31, 2026
GDP Growth rate - Chile	2% - 3%
GDP Growth rate - United States of America	2% - 3%
Annual inflation rate – Chile	3% - 4.4%
Annual inflation rate – United States of America	2.3% to 3.5%
USD/CLP average exchange rate	736 – 751
Discount rate	13.9% - 16.77%

2022 - Inputs to determine fair value goodwill on acquisition
	VBI	Igah
Forecast period	July 1, 2022 – December 31, 2029	January 1, 2023 – December 31, 2030
Annual inflation rate – Brazil	3.3% - 8.1%	1.9% - 8.1%
Discount rate	11.8%	15.31%
Tax rate	34%	34%

Summary of derivative financial instrument	Details of the forward exchange contract are included below:

Forward exchange contract	USD/BRL
Notional (USD)	USD$ 4.2 million
Expiry	January 13, 2023

Summary of derivative financial assets and liabilities by type of instrument
Below is the composition of the derivative financial instrument portfolio (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2022.

2022
Derivative financial instruments - Asset	VBI Call option
Issued	6,104
Unrealized gains/(losses) on changes in fair value	105
Cumulative translation adjustment	113
Fair value	6,322
Fair value %	100%

	2022
Derivative financial instruments - Liability	Warrants	Forward exchange contract	Total
Issued	4,125	—	4,125
Unrealized (gains)/losses on changes in fair value	(3,114)	42	(3,072)
Fair value	1,011	42	1,053
Fair value %	96%	4%	100%